Consolidated statement of cash flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow provided by operating activities:
Net profit for the period	$ 12,355,390	$ 7,969,394	$ 3,247,480
Adjustments to reconcile the net profit to net cash provided by operating activities:
Income tax expense	8,258,485	5,800,268	4,543,046
Depreciation, depletion and amortization	7,704,850	8,281,347	7,607,000
Foreign exchange loss	(372,223)	(5,514)	(976,430)
Finance cost of loans and borrowings	2,399,414	2,385,994	2,765,024
Finance cost of post–employment benefits and abandonment costs	668,782	753,047	580,491
Dry wells	898,924	898,264	342,691
(Gain) loss on disposal of non–current assets	75,835	26,686	78,990
Loss (gain) on acquisition of interests in joint operations	12,065	(451,095)	0
Loss on impairment of short–term assets	136,044	30,600	74,393
Impairment loss (impairment reversal) of long–lived assets	368,634	(1,311,138)	928,747
Gain on fair value adjustment of financial assets	(92,906)	(104,706)	(59,593)
Share of profit of associates and joint ventures	(165,836)	(93,538)	(61,345)
Net gain on the sale of assets held for sale	0	(166,389)	0
Gain on sale of equity instruments measured at fair value	0	(13,236)	(47,129)
Hedge ineffectiveness	35,239	8,918	0
Realized foreign exchange cash flow hedges	(128,404)	(160,772)	(33,074)
Income tax paid	(6,650,116)	(4,217,303)	(4,347,364)
Net change in operational assets and liabilities:
Trade and other receivables	(2,039,161)	(2,189,473)	(1,400,583)
Inventories	(448,135)	(323,626)	(217,198)
Trade and other payables	1,355,175	21,417	(619,131)
Tax assets and liabilities	(1,413,915)	(493,533)	2,547,232
Provisions for employee benefits	(181,060)	(227,384)	(11,677)
Provisions and contingencies	(89,345)	104,135	(827,153)
Other assets and liabilities	(218,542)	451,263	118,523
Net cash generated by operating activities	22,469,194	16,973,626	14,232,940
Cash flow from investing activities:
Investment in property, plant and equipment	(3,302,929)	(2,363,283)	(3,646,929)
Investment in natural and environmental resources	(5,051,828)	(3,426,405)	(2,121,295)
Acquisition of interests in joint operations	0	(141,950)	0
Acquisitions of intangibles	(105,669)	(175,868)	(69,253)
(Purchases) sales of other financial asset	(843,612)	564,754	(5,446,507)
Interests received	383,624	405,562	386,001
Dividends received	108,991	270,136	437,803
Proceeds from sales of assets held for sale	0	159,041	0
Proceeds from sales of equity instruments measured at fair value	0	56,930	966,715
Proceeds from sales of property, plant and equipment	92,620	267,324	109,896
Net cash used in investment activities	(8,718,803)	(4,383,759)	(9,383,569)
Cash flow used in financing activities:
Proceeds from borrowings	517,747	444,827	4,594,640
Repayment of borrowings	(9,270,262)	(9,007,340)	(3,149,917)
Interest payments	(2,610,562)	(2,696,979)	(2,495,446)
Dividends paid	(4,427,701)	(1,504,647)	(1,712,298)
Net cash used in financing activities	(15,790,778)	(12,764,139)	(2,763,021)
Exchange difference in cash and cash equivalents	406,246	(290,310)	(226,333)
Net (decrease) increase in cash and cash equivalents	(1,634,141)	(464,582)	1,860,017
Cash and cash equivalents at the beginning of the year	7,945,885	8,410,467	6,550,450
Cash and cash equivalent at the end of the year	6,311,744	7,945,885	8,410,467
Non-cash transactions
Offsetting of income tax through the use of balances in favor	$ 0	$ 0	$ 656,121